Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE TAX FREE TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	dtft_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Intermediate Tax/AMT Free Fund

Effective August 1, 2017, the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index will replace the Bloomberg Barclays 7-Year Municipal Bond Index as the fund's primary comparative index. The Advisor believes that the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index more closely represents the fund's duration and maturity profile, and is more suitable for performance comparison.

Deutsche Intermediate Tax AMT Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dtft_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

Deutsche Intermediate Tax/AMT Free Fund

Effective August 1, 2017, the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index will replace the Bloomberg Barclays 7-Year Municipal Bond Index as the fund's primary comparative index. The Advisor believes that the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index more closely represents the fund's duration and maturity profile, and is more suitable for performance comparison.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 1, 2017, the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index will replace the Bloomberg Barclays 7-Year Municipal Bond Index as the fund's primary comparative index. The Advisor believes that the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index more closely represents the fund's duration and maturity profile, and is more suitable for performance comparison.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Effective August 1, 2017, the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index will replace the Bloomberg Barclays 7-Year Municipal Bond Index as the fund's primary comparative index. The Advisor believes that the Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index more closely represents the fund's duration and maturity profile, and is more suitable for performance comparison.